Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($)		12 Months Ended
	Jan. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net losses		$ (13,877,363)	$ (47,366,729)	$ (36,846,061)
Accumulated deficit		(214,842,438)	(200,965,075)
Net cash used in operating activities		(51,043,689)	$ (851,758)	$ (15,664,279)
Current liabilities exceeding current assets		11,200,000
If delisting from NYSE occurs
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cash redemption outstanding convertible notes		11,200,000
Repayment of bank borrowings		$ 1,600,000
Standby equity distribution agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum value of stock available to execute	$ 20,000,000.0